Loan Payable - Schedule of Loan Payable (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Debt Disclosure [Abstract]
Loan payable	$ 74,608
Less: Current portion	(11,973)
Loan Payable - Non-current portion	$ 62,634